EQUITY-ACCOUNTED INVESTMENTS - Summary of Total Revenues, Net Income, and OCI of Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenues	$ 5,876	$ 5,038	$ 4,711
Net (loss) income	(9)	616	138
Other comprehensive income (loss)	3,357	1,420	2,490
Hydroelectric
Disclosure of associates [line items]
Revenues	2,834	2,689	2,527
Wind
Disclosure of associates [line items]
Revenues	1,705	1,213	1,146
Utility-scale solar
Disclosure of associates [line items]
Revenues	943	751	700
Distributed energy & storage
Disclosure of associates [line items]
Revenues	380	350	298
Sustainable solutions
Disclosure of associates [line items]
Revenues	14	35	40
Total for all joint ventures
Disclosure of associates [line items]
Revenues	1,704	1,753	963
Net (loss) income	(366)	811	364
Other comprehensive income (loss)	1,291	505	(83)
Total for all joint ventures | Hydroelectric
Disclosure of associates [line items]
Revenues	115	105	18
Net (loss) income	49	74	69
Other comprehensive income (loss)	849	(14)	(73)
Total for all joint ventures | Wind
Disclosure of associates [line items]
Revenues	56	0	0
Net (loss) income	(11)	3	68
Other comprehensive income (loss)	35	21	42
Total for all joint ventures | Utility-scale solar
Disclosure of associates [line items]
Revenues	52	28	0
Net (loss) income	(152)	478	(24)
Other comprehensive income (loss)	200	63	2
Total for all joint ventures | Distributed energy & storage
Disclosure of associates [line items]
Revenues	461	604	582
Net (loss) income	(47)	210	240
Other comprehensive income (loss)	98	373	(54)
Total for all joint ventures | Sustainable solutions
Disclosure of associates [line items]
Revenues	1,020	1,016	363
Net (loss) income	(205)	46	11
Other comprehensive income (loss)	$ 109	$ 62	$ 0